Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other intangible assets
Balance at the beginning of the year	$ 30,024,934
Amortization	(378,652)	$ (253,119)
Balance at the end of the period	26,131,135
Other intangible assets | Total carrying amount
Other intangible assets
Balance at the beginning of the year	1,636,279	1,377,010
Additions	559,677	3,840,613
Effects of foreign exchange	(295,299)	(80,705)
Balance at the end of the period	1,522,005	4,883,799
Other intangible assets | Accumulated depreciation and amortization
Other intangible assets
Amortization	$ (378,652)	$ (253,119)